Income Tax - Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax expense (income), amount [Abstract]
Loss before tax	$ (445,724)	$ (407,196)	$ (308,285)
At the statutory blended US federal and state income tax rate of 28.1% (2021 and 2020: 28.1%)	(125,293)	(114,463)	(86,659)
Effect of tax rate differences in other countries and regions	15,129	15,027	35,062
Research and development credit	(24,970)	(954)	(15,643)
State rate change	(107)	0	0
Effect of non-deductible expenses	1,829	2,298	383
Tax losses and deductible temporary differences not recognized	131,194	102,481	26,040
Option income tax benefit	2,668	(9,532)	(442)
Prior year true up	0	0	0
Uncertain tax positions	0	0	0
Withholding tax on interest	0	0	0
Others	175	1,529	(653)
Tax charge/(benefit) at the Company’s effective rate	$ 625	$ (3,614)	$ (41,912)
Tax expense (income), effective tax rate [Abstract]
At the statutory blended US federal and state income tax rate of 28.1% (2021 and 2020: 28.1%)	28.10%	28.10%	28.10%
Effect of tax rate differences in other countries and regions	(3.40%)	(3.70%)	(11.40%)
Research and development credit	5.60%	0.20%	5.10%
State rate change	0.00%	0.00%	0.00%
Effect of non-deductible expenses	(0.40%)	(0.60%)	(0.10%)
Tax losses and deductible temporary differences not recognized	(29.40%)	(25.20%)	(8.40%)
Option income tax benefit	(0.60%)	2.30%	0.10%
Prior year true up	0.00%	0.00%	0.00%
Uncertain tax positions	0.00%	0.00%	0.00%
Withholding tax on interest	0.00%	0.00%	0.00%
Others	0.00%	(0.40%)	0.20%
Tax charge/(benefit) at the Company’s effective rate	(0.10%)	0.90%	13.60%